Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	60 Months Ended	68 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000220706
Average Annual Return [Line Items]
Average Annual Return, Percent	26.56%		9.15%	12.42%
Without Sales Load [Member] | C000220704
Average Annual Return [Line Items]
Average Annual Return, Percent	26.17%		8.87%	12.13%
Without Sales Load [Member] | C000220705
Average Annual Return [Line Items]
Average Annual Return, Percent	25.86%		8.60%	11.85%
Without Sales Load [Member] | C000244832
Average Annual Return [Line Items]
Average Annual Return, Percent	26.76%	22.03%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.50%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.50%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%		12.92%	15.50%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	25.07%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.11%		10.50%	13.28%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.11%		10.50%	13.28%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.11%		10.50%	13.28%
S&P Target Date 2065+ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	28.11%	22.84%